Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - 2019 Stock Option Plan and 2025 Equity Incentive Plan (Q2) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding (in shares)	44,105,000		47,219,000	51,239,000	32,655,000
Granted (in shares)	0	0	0	23,300,000
Fair value of shares vested	$ 18	$ 18	$ 45	$ 10	$ 2
Intrinsic value of stock options exercised	$ 170	$ 14	$ 117	$ 38	$ 0
Related Party
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding (in shares)	375,000
2019 And 2025 Plans | Stock Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
2019 And 2025 Plans | Stock Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
Expiration period	10 years
2019 Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)			73,637,600	66,637,600
Number of shares available for grant (in shares)			3,750,480	11,061,240
Expiration period			10 years
2019 Plan | Stock Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
2019 Plan | Stock Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			4 years
2025 Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares)	47,536,236
Shares reserved for future issuance (in shares)						50,000,000